INTANGIBLE ASSETS AND GOODWILL, NET, Key Assumptions Used for Calculation of Fair Value Less Selling Costs (Details)		Dec. 31, 2021	Dec. 31, 2020
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		4.00%
Discount rate		13.20%
Mibanco - Edyficar Peru [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		3.00%	3.00%
Discount rate		11.78%	12.19%
Prima AFP - AFP Union Vida [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		1.00%	1.00%
Discount rate		12.62%	11.43%
Credicorp Capital Colombia [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		3.80%	3.80%
Discount rate		12.90%	12.62%
Banco de Credito del Peru [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		5.00%	5.00%
Discount rate		10.76%	10.93%
Pacifico Seguros [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		5.00%	5.00%
Pacifico Seguros [Member] | Minimum [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Discount rate	[1]	10.29%	10.44%
Pacifico Seguros [Member] | Maximum [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Discount rate	[1]	11.07%	11.81%
Atlantic Security Holding Corporation [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		2.00%	2.00%
Discount rate		11.00%	11.29%
Mibanco Colombia - Bancompartir [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		4.00%	4.00%
Discount rate		13.05%	13.20%
Tenpo [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		2.00%	5.00%
Discount rate		25.00%	25.00%
Culqi [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		2.00%	5.00%
Discount rate		25.00%	25.00%

[1]	As of December 31, 2021 and 2020, it corresponds to the discount rates used to determine the recoverable value of the cash flows that correspond to the general and life insurance business lines.